EARNINGS/(LOSS) PER SHARE	12 Months Ended
Dec. 31, 2011
EARNINGS/(LOSS) PER SHARE
17.	EARNINGS/(LOSS) PER SHARE

On September 15, 2009, the Company effected a share split with the result of each share becoming 50 shares of the same class (Note 21). Accordingly, all of shares and per share amount in the consolidated financial statements and the accompanying notes have been retroactively adjusted to reflect the change in ratio for all periods presented, as if such share splits and the Share Exchange occurred since inception.

Basic earnings/(loss) per share and diluted earnings/(loss) per share have been calculated as follows:

	2009*	2010**	2011***
	RMB	RMB	RMB
Numerator:
Net income attributable to JinkoSolar Holding Co., Ltd.	85,409,632	881,873,227	273,342,819
Series A Redeemable Convertible Preferred Shares accretion	(31,832,994)	(13,433,242)	—
Series B Redeemable Convertible Preferred Shares accretion	(42,301,594)	(17,479,734)	—
Allocation to preferred shareholders	(40,422,944)	(15,156,606)	—
Deemed dividend to a preferred shareholder	(8,015,089)	—	—
Net income / (loss) attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders—Basic	(37,162,989)	835,803,645	273,342,819
Dilutive effect of Preferred Shares	—	46,069,582	—
Dilutive effect of convertible senior notes interest	—	—	19,855,810
Dilutive effect of exchange gain on convertible senior notes	—	—	(21,567,522)
Dilutive effect of change in fair value of convertible senior notes	—	—	(398,030,217)
Net income / (loss) attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders—Diluted	(37,162,989)	881,873,227	(126,399,110)

Denominator:
Denominator for basic calculation—weighted average number of ordinary shares outstanding	50,731,450	74,896,543	93,966,535
Dilutive effect of share options	—	1,131,653	1,367,900
Dilutive effect of preferred shares	—	4,719,884	—
Dilutive effect of convertible senior notes	—	—	7,352,536
Denominator for diluted calculation—weighted average number of ordinary shares outstanding	50,731,450	80,748,080	102,686,971

Basic earnings/(loss) per share attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders	(0.73)	11.16	2.91
Diluted earnings/(loss) per share attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders	(0.73)	10.92	(1.23)

*

The potentially dilutive Redeemable Convertible Preferred Shares of 12,816,600 for the year ended December 31, 2009 have been excluded in the calculation of dilutive earnings/(loss) per share because of their anti-dilutive effect. The total granted share options of 3,024,750 was also excluded in the calculation of dilutive loss per share for the year ended December 31, 2009 because no share options were exercisable prior to the Company's IPO and the share options were anti-dilutive as of December 31, 2009.

**	As of December 31, 2010, there were no anti-dilutive securities.

***	As of December 31, 2011, the Company’s average stock price for the period was below the strike price of the call options; therefore the call options were not included in the computation of diluted EPS.